UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 200
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA	June 30, 2000

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	80,148
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
ISSUER          	    CLASS     CUSIP       VALUE     SHS  INVEST   VOTG
                                     	 (X1000)         DISCRET  AUTH
Cryptologic Inc.       Com    228906103    1,823     86,300  Sole  Sole
Franco-Nevada Mng Cor  Com    351860101    1,815    157,300  Sole  Sole
Gentra, Inc.           Com    37245e874      685     72,800  Sole  Sole
Queenstake Resources   Com    748314101        5     44,859  Sole  Sole
Jascan Resources       Com    47116c105      590    817,100  Sole  Sole
Inco, Ltd.           VBN Shrs 453258402    4,389    970,600  Sole  Sole
Careerbuilder, Inc     Com    141684100      660    199,200  Sole  Sole
Caremark RX Inc.       Com    141705103    1,567    230,000  Sole  Sole
Cambiex Exploration,   Com    301930103      133    491,000  Sole  Sole
First Dynasty Mines    Com    319974101       10    180,950  Sole  Sole
Franc-Or Resources     Com    351903109      114    484,000  Sole  Sole
Gymboree Corp          Com    403777105    1,351    450,400  Sole  Sole
Home Security Intl, I  Com    437333107    1,007    767,100  Sole  Sole
Interlinq Software Co  Com    458753100      566    251,400  Sole  Sole
Intervisual Books, In CL A    460918105      115     83,283  Sole  Sole
Juno Lightning         Com    482047206    1,393    232,100  Sole  Sole
MPSI Systems, Inc.     Com    553412206      368    226,538  Sole  Sole
Metromedia Intl Grp    Com    591695101    1,831    385,550  Sole  Sole
Consol African Mines,  Com    601719909    1,587  21,516,801 Sole  Sole
Minera Andes, Inc.     Com    602910101       44    407,521  Sole  Sole
NHC Comm Inc           Com    628937104    1,089    139,700  Sole  Sole
New Era of Ntwks, Inc  Com    644312100    2,865     67,400  Sole  Sole
PYR Energy Corp        Com    693677106    1,188    250,000  Sole  Sole
Pediatrix Medical Grp  Com    705324101      150     12,900  Sole  Sole
Quokka Sports Inc.     Com    749077103    2,313    288,000  Sole  Sole
Sapient Corp           Com    803062108    1,454     13,600  Sole  Sole
Sentex Sensing Tech I  Com    817268105       80  1,023,336  Sole  Sole
Sonus Corp.            Com    835691106    3,254  1,107,800  Sole  Sole
Streamline.com Inc.    Com    863239109    1,208    411,400  Sole  Sole
Syntroleum Corp        Com    871630109    3,300    192,700  Sole  Sole
V-One Corp             Com    918278102    1,741    348,106  Sole  Sole
Ventro Corp            Com    922815105      276     14,600  Sole  Sole
Wind River Sys         Com    973149107    1,799     47,500  Sole  Sole
Abgenix, Inc.          Com    00339B107    9,828     82,000  Sole  Sole
Adulis Mineral Corp.   Com    00738n108       53    435,146  Sole  Sole
African Minerals Ltd.  Com    00828n109    4,748  3,560,991  Sole  Sole
Devon Energy Corp      Com    25179m103      619     11,053  Sole  Sole
Diversinet Corp.       Com    25536k204      219     18,400  Sole  Sole
E-Loan, Inc.           Com    26861P107      437     92,100  Sole  Sole
Healthgrades.com       Com    42222R104      455    300,000  Sole  Sole
NetValue Hldgs Inc     Com    64120C104    2,946    676,374  Sole  Sole
Nrthern Dynasty Mrls,  Com    66510m204       58    214,500  Sole  Sole
Opta Food Ingredients  Com    68381n105      981    382,700  Sole  Sole
Ryan Energy Tech       Com    78348t103      720    418,400  Sole  Sole
Sirius Satellite Radi  Com    82966u103    14,180   320,000  Sole  Sole
Worldport Comm Inc.    Com    98155j105    2,438  1,000,000  Sole  Sole
China Yuchai Intl      Com    G21082105      368    346,100  Sole  Sole
Fresh Del Monte Inc.   Ord    g36738105    1,330    193,500  Sole  Sole